Entrepreneur 30 Fund
Entrepreneur 30 Fund
Investment Objective

The Entrepreneur 30 Fund (the “Fund”) is an exchange-traded Fund that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Entrepreneur 30 Index.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Entrepreneur 30 Fund Entrepreneur 30 Fund Shares
Management Fee	0.49%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.49%
[1]	The management fee is structured as a "unified fee," out of which the Fund's advisor pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Entrepreneur 30 Fund | Entrepreneur 30 Fund Shares | USD ($)	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Entrepreneur 30 Index (the “Entrepreneur 30 Index”). The EntrepreneurShares Entrepreneur 30 Index was developed by, and is maintained by, EntrepreneurShares, LLC, an affiliate of Capital Impact Advisors, LLC (the “Advisor”), and is licensed exclusively to the Advisor for use as an investment strategy. The Index comprises 30 US Companies with the highest market capitalizations and composite scores based on six criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index .

The Entrepreneur 30 Index represents price appreciation and total return, and assumes dividends have been reinvested into the Index. The Index uses primary market prices based in U.S. dollars.

The Entrepreneur 30 Index is constructed using a rules-based methodology by selecting equity securities from a pool of companies whose securities trade on NASDAQ, the New York Stock Exchange or another major exchange in the U.S. and have a market capitalization that exceeds $1,000,000,000 USD (the “Index Universe”). The Fund invests in domestic U.S. equity securities, but such securities may include domestic equity securities of foreign issuers, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers traded on a U.S. exchange.

The Entrepreneur 30 Index selects companies from Index Universe using six factors described below. The six factors, which are sometimes referred to as the entrepreneurial standards, are: (1) Management - which requires that set factors regarding a company’s management must be met for a company to be included in the Index, including, among others things, that the turnover among the top five executives within a company as compared to other companies in the Index Universe must be met for the company to be included. (2) Compensation - which requires that set factors such as annual compensation, salary, bonus, stock options and other compensation criteria be met for a company to be included in the Index, including, among other things, that the executive compensation among the top five executives of a company relative to comparable executives in similar companies in the Index Universe must be met for the company to be included. (3) Revenue – which requires that a company meet predetermined criteria regarding revenue over a static threshold to be included in the Index, including, among other things, that the amount and growth of revenue of a company as compared to predetermined benchmarks must be met for the company to be included. (4) Ownership – which requires that a company meet predetermined criteria regarding ownership among all key investors and stakeholders to be included in the Index, including, among other things, that that the absolute and relative ownership levels of the top ten stakeholders of a company as compared to predetermined benchmarks must be met for the company to be included. (5) Profitability – which requires that a company meet predetermined criteria regarding net income over a static threshold to be included in the Index, including, among other things, that the net income of a company as compared to predetermined benchmarks must be met for the company to be included. (6) Company Statistics - which requires that a company meet predetermined criteria regarding the corporate structure, and other company statistics, to be included in the Index, including, among others, that a company must have certain set characteristics within its corporate structure, as compared to other companies in Index Universe, to be included in the Index. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off.

To construct the Entrepreneur 30 Index , each constituent in the Index Universe that meets all six of the entrepreneurial standards is ranked by its market capitalization, with the 30 largest companies by market capitalization being selected to be in the index.

As of September 30, 2017, the Index Universe consisted of 150 component securities. The Entrepreneur 30 Index is rebalanced and reconstituted on a quarterly basis (following the close of trading on the second Friday in March, June, September and December).

The Fund’s intention is to replicate the constituent securities of the Entrepreneur 30 Index as closely as possible, and the Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. So, the adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the Entrepreneur 30 Index. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Entrepreneur 30 Index , but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Entrepreneur 30 Index will be 0.95 or better. A perfect correlation of 1.0 is unlikely as the Fund incurs operating and trading expenses unlike the Entrepreneur 30 Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

•	Absence of Prior Active Market Risk:

Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

•	Index Risk:

The performance of the Entrepreneur 30 Index and the Fund may deviate from that of the market the Entrepreneur 30 Index seeks to track due to changes that are reflected in the market more quickly than the Entrepreneur 30 Index. The Entrepreneur 30 Index is rebalanced and reconstituted on a quarterly basis .

•	Index Tracking Risk:

 The Fund’s return may not match the return of the Entrepreneur 30 Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Entrepreneur 30 Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Entrepreneur 30 Index , pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Entrepreneur 30 Index , or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•	Indexing and Passive Investment Risk:

The Advisor uses a passive indexing strategy — either replication or representative sampling — to manage the Fund. The Fund invests in the securities included in, or representative of, the Entrepreneur 30 Index regardless of their investment merit. The Fund is not actively managed. Therefore, unless a specific security is removed from the Entrepreneur 30 Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Entrepreneur 30 Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Entrepreneur 30 Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Entrepreneur 30 Index. The Entrepreneur 30 Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies composing the portfolio securities holdings of the Fund are conducted. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•	New ETF Provider:

The Advisor has only recently begun serving as an investment adviser to ETFs, which may limit the Adviser’s effectiveness. Additionally, the index provider has no prior experience serving as an index provider to an ETF, which may limit the index provider’s effectiveness

•	Common Stock Risk:

Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Market Risk:

The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Concentration Risk:

To the extent that the Entrepreneur 30 Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	American Depositary Receipts:

Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund invests only in sponsored ADRs. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Early Closing Risk:

An unanticipated early closing of the NYSE Arca may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

•	Exchange-Traded Fund Risk:

The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information will be available on the Fund’s website at www.ershares.com.